Annual Fund Operating Expenses	Jan. 23, 2026
Renaissance IPO ETF | Renaissance IPO ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.60%
Renaissance International IPO ETF | Renaissance International IPO ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.00%	[2]
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.80%

[1]	The Board has adopted a 12b-1 Plan but no 12b-1 fees are being charged.
[2]	The Board has adopted a 12b-1 Plan but no 12b-1 fees are being charged.